Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Debt
Debt

Note 4. Debt

In December 2020, the Company entered into a $20 million convertible debt financing agreement with Pontifax. Under the terms of the agreement with Pontifax, the Company had access to up to $20 million in convertible debt financing in three tranches, which will mature on June 15, 2025 and had an interest-only period for the first two years with a fixed interest rate of 8.47% on borrowed amounts and an interest rate of 1% on amounts available but not borrowed as an unused line of credit fee. After the interest-only period, the outstanding principal was to be repaid in quarterly payments of $1 million each commencing in the first quarter of 2023. The agreement is secured by a lien covering substantially all of the Company’s assets, other than intellectual property.

Upon the closing of this transaction, the Company borrowed the first tranche of $10 million, had the option to draw the second tranche of $5 million at any time during the initial 12 months of the loan and the third tranche of $5 million upon filing of the new drug application for HyBryte™, subject to certain conditions. The Company elected to let the options to borrow both the second and third tranches expire as of December 15, 2021 and March 15, 2022, respectively.

On April 19, 2023, the Company entered into an amendment to the convertible debt financing agreement dated December 15, 2020 with Pontifax. The amendment called for the immediate payment of $5 million of the outstanding principal balance and any accrued interest, waived any prepayment charge in connection with the repayment of this amount and resulted in an outstanding principal balance of $3 million. The amendment also provided for a new interest only period from the date of the amendment through June 30, 2024, reduced quarterly principal repayments from $1 million to $750,000 and eliminated the minimum cash covenant. Further, the amendment reduced the conversion price with respect to the remaining principal amount under the agreement to (i) 90% of the closing price of the Company’s common stock on the day before the delivery of the conversion notice with respect to the first 36,790 shares of the Company’s common stock issuable upon conversion and to (ii) $27.20 with respect to all shares of the Company’s common stock issuable upon conversion in excess of the first 36,790 shares so issued. The remaining terms of the agreement remain in effect without modification.

On January, 3, 2024, Pontifax delivered a conversion notice to the Company electing to convert a portion of the remaining principal balance into shares of the Company’s common stock. Upon conversion, the Company issued 9,139 shares of the Company’s common stock at $10.88 per share, reducing the remaining principal balance by $99,416. Pontifax may elect to convert the remaining outstanding loan drawn under the first tranche into additional shares of the Company’s common stock at any time prior to repayment. The Company also has the ability to force the conversion of the loan into shares of its common stock, subject to certain conditions.

The amendment to the convertible debt financing agreement with Pontifax resulted in the extinguishment of the original convertible debt for accounting purposes. The Company concluded that the amended debt instrument has an embedded derivative that requires bifurcation pursuant to ASC 815-15-25-1 and qualifies for the fair value option in accordance with ASC 815-15-25-4 through ASC 815-15-25-6. The Company elected to account for the amended convertible debt using the fair value option, which requires the Company to record changes in fair value as a component of other income or expense. The fair value of the convertible debt as of March 31, 2024 was $2,996,136, which resulted in the recognition of $165,382 of other income from the change in the fair value of the convertible debt on the Company’s accompanying condensed consolidated statements of operations during the three months ended March 31, 2024. The fair value of the convertible debt was estimated using the Monte Carlo valuation method.

The key assumptions used in the Monte Carlo valuations were as follows:

Assumptions	12/31/2023	3/31/2024
Stock price	$0.76	$0.60
Volatility	141.90%	148.80%
Discount rate	13.62%	16.16%
Risk-free rate	4.65%	5.03%

Interest expense incurred during the three months ended March 31, 2024 and 2023 was $61,239 and $187,964, respectively. Interest expense paid during the three months ended March 31, 2024 and 2023 was $64,047 and $213,490, respectively.

Annual principal and interest payments due as of March 31, 2024 in accordance with the amended terms of the Pontifax loan agreement, including the January 3, 2024 conversion and assuming no further conversions are as follows:

Year	Principal	Interest	Total
Remainder of 2024	$2,250,000	$198,305	$2,448,305
2025	650,585	13,889	664,474
Total	$2,900,585	$212,194	$3,112,779

Note 5.Debt

In December 2020, the Company entered into a $20 million convertible debt financing agreement with Pontifax Medison Debt Financing (“Pontifax”), the healthcare-dedicated venture and debt fund of the Pontifax life science funds. Under the terms of the agreement with Pontifax, the Company had access to up to $20 million in convertible debt financing in three tranches, which will mature on June 15, 2025 and had an interest-only period for the first two years with a fixed interest rate of 8.47% on borrowed amounts and an interest rate of 1% on amounts available but not borrowed as an unused line of credit fee. After the interest-only period, the outstanding principal is to be repaid in quarterly payments of $1 million each commencing in the first quarter of 2023. The agreement is secured by a lien covering substantially all of the Company’s assets, other than intellectual property.

Upon the closing of this transaction, the Company accessed the first tranche of $10 million, had the option to draw the second tranche of $5 million at any time during the initial 12 months of the loan and the third tranche of $5 million upon filing of the HyBryte™ NDA, subject to certain conditions. The Company elected to let the options to borrow both the second and third tranches expire as of December 15, 2021 and March 15, 2022, respectively.

On April 19, 2023, the Company entered into an amendment to the convertible debt financing agreement dated December 15, 2020 with Pontifax. The amendment called for the immediate payment of $5 million of the outstanding principal balance and any accrued interest, waived any prepayment charge in connection with the repayment of this amount and resulted in an outstanding principal balance of $3 million. The amendment also provided for a new interest only period from the date of the amendment through June 30, 2024, reduced quarterly principal repayments from $1 million to $750,000 and eliminated the minimum cash covenant. Further, the amendment reduced the conversion price with respect to the remaining principal amount under the agreement to (i) 90% of the closing price of the Company’s common stock on the day before the delivery of the conversion notice with respect to the first 36,790 shares of the Company’s common stock issuable upon conversion and to (ii) $27.20 with respect to all shares of the Company’s common stock issuable upon conversion in excess of the first 36,790 shares so issued. The remaining terms of the agreement remain in effect without modification.

The amendment to the convertible debt financing agreement with Pontifax resulted in the extinguishment of the original convertible debt for accounting purposes. The Company concluded that the amended debt instrument has an embedded derivative that requires bifurcation pursuant to ASC 815-15-25-1 and qualifies for the fair value option in accordance with ASC 815-15-25-4 through ASC 815-15-25-6. The Company elected to account for the amended convertible debt using the fair value option, which requires the Company to record changes in fair value as a component of other income or expense.  The fair value of the convertible debt on the date of the amendment was approximately $3,304,000, which resulted in the recognition of a loss on extinguishment of approximately $394,000 on the Company’s accompanying consolidated statements of operations for the year ended December 31, 2023. The fair value of the convertible debt as of December 31, 2023 was approximately $3,260,934, which resulted in the recognition of $43,066 of other income from the change in the fair value of the convertible debt on the Company’s accompanying consolidated statements of operations for the year ended December 31, 2023. The fair value of the convertible debt was estimated using the Monte Carlo valuation method.

Assumptions	4/19/2023	9/30/2023	12/31/2023
Stock price	$1.72	$0.56	$0.76
Volatility	75.20%	110.50%	141.90%
Discount rate	16.28%	14.84%	13.62%
Risk-free rate	4.27%	5.24%	4.65%

Interest expense incurred during the years ended December 31, 2023 and 2022 was $402,615 and $847,000, respectively. Interest expense paid during the years ended December 31, 2023 and 2022 was $552,058 and $857,411, respectively.

Pontifax may elect to convert the outstanding loan drawn into shares of the Company’s common stock at any time prior to repayment. There was $3,000,000 of principal and $63,351 of accrued interest outstanding as of December 31, 2023.The Convertible Notes were convertible at (i) 90% of the closing price of our common stock on the day before the delivery of the conversion notice with respect to the first 36,790 shares issuable upon conversion as of December 31, 2023 and (ii) $27.20 with respect to all shares issuable upon conversion in excess of the first 36,790 shares issued upon conversion as of December 31, 2023. The Company also has the ability to force the conversion of the loan into shares of the Company’s common stock at the same conversion price, subject to certain conditions.

Annual principal and interest payments due, according to the agreement’s contractual terms, assuming no conversion is as follows:

Year	Principal	Interest	Total
2024	$2,250,000	$270,808	$2,520,808
2025	750,000	16,012	766,012
Total	$3,000,000	$286,820	$3,286,820